INCOME TAXES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Net loss before income tax	$ 17,361	$ 8,612
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	$ 4,687	$ 2,325
Tax effect of:
Permanent differences and other	(1,855)	1,627
Investment in Treasury Metals	(3,188)	(314)
Flow-through eligible expenditures	(1,400)	(884)
Share issue costs	151	149
Difference in tax rates in foreign jurisdictions	(2)	32
Flow-through share premium liability	2,047	1,576
Changes in unrecognized deferred tax assets	1,758	(2,831)
Other	(151)	(104)
Income tax recovery (expense)	$ 2,047	$ 1,576